CHARLENE GRANT
Assistant Vice President
Insurance Counsel
Law Department
Telephone (949) 219-7286
Fax (949) 219-6952
Charlene.Grant@pacificlife.com
October 5, 2007
VIA ELECTRONIC TRANSMISSION
Securities and Exchange Commission
100 “F” Street, N.E.
Washington, D.C. 20549-4644

Re:	Pacific Select Exec Separate Account of Pacific Life and Annuity Company File No. 333-80825 Pacific Select Exec II-NY Flexible Premium Variable Life Insurance Policy
Dear Sir or Madam:
     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, we hereby certify on behalf of Pacific Life and Annuity Company (“Pacific Life and Annuity”) and the Pacific Select Exec Separate Account (“Separate Account”) that the prospectus dated May 1, 2007 and Statement of Additional Information dated May 1, 2007 for Pacific Select Exec II-NY Flexible Premium Variable Life Insurance Policy that would have been filed under Rule 497(c) do not differ from those contained in the Separate Account’s Post-Effective Amendment No. 23 on Form N-6 which was filed electronically with the Commission on October 1, 2007.
Sincerely,
/s/ Charlene Grant
Charlene Grant, Esq.